Shareholder Fees	Dec. 10, 2025 USD ($)
WisdomTree Efficient Gold Plus TIPS Fund | WisdomTree Efficient TIPS Plus Gold Fund Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0